Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

13. Related Party Transactions

In March 2016, the Company engaged Rutan & Tucker, LLP, a law firm to represent Trovagene, Inc. with respect to various lawsuits. One of the partners from Rutan & Tucker, LLP, is the son of the Company’s Chairman of the Board. The fees for legal services are based on the hourly rates of the individuals performing the legal services. During the year ended December 31, 2017 and 2016, the Company incurred and recorded approximately $650,000 and $537,000 of legal expenses, net of insurance reimbursements, for services performed by Rutan & Tucker, LLP, respectively.